Employee Benefits - Schedule of actuarial gains and losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Cumulative actuarial (losses) gains at beginning of year	$ (6,400)	$ (10,800)	$ 500
Actuarial gains (losses) recognized during the period, net of tax	1,800	3,300	(12,700)
Amortization of net loss	100	300	100
Curtailments, settlements and terminations	0	2,100	0
Foreign exchange movement	1,100	(1,300)	1,300
Cumulative actuarial losses at end of year	(3,400)	(6,400)	(10,800)
Actuarial gains (losses) recognized during the period, tax	$ 600	$ (1,100)	$ 2,600